Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
1
January 31, 2024
(Unaudited)
Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
January 31, 2024
(Unaudited)
Shares Value
COMMON STOCKS — 96.5%
Banks — 3.6%
1,650,371 Bank of America Corp. .......... $ 56,129,118
346,099 JPMorgan Chase & Co. .......... 60,345,821
116,474,939
Communication Services — 7.3%
707,239 Alphabet, Inc. - Class C(a) ........ 100,286,490
131,845 Live Nation Entertainment, Inc.(a) .. 11,714,428
204,386 Meta Platforms, Inc. - Class A(a) ... 79,739,154
272,558 Take-Two Interactive Software, Inc.(a) 44,952,991
236,693,063
Consumer Discretionary — 11.6%
707,235 Amazon.com, Inc.(a) ............ 109,762,872
13,793 AutoZone, Inc.(a) .............. 38,098,059
226,735 Bath & Body Works, Inc. ......... 9,672,515
367,132 Dollarama, Inc. ................ 26,944,040
180,331 Expedia Group, Inc.(a) .......... 26,748,497
203,007 Hilton Worldwide Holdings, Inc. ... 38,766,217
140,585 Lowe's Cos., Inc. ............... 29,922,112
34,360 LVMH Moet Hennessy Louis Vuitton
SE ...................... 28,589,546
18,563 MercadoLibre, Inc.(a) ........... 31,776,329
36,347 Pool Corp. ................... 13,493,824
44,844 Ulta Beauty, Inc.(a) ............. 22,513,930
376,287,941
Consumer Staples — 5.5%
973,189 Alimentation Couche-Tard, Inc. .... 57,025,423
363,020 BJ's Wholesale Club Holdings, Inc.(a) 23,356,707
46,051 Costco Wholesale Corp. ......... 31,999,919
547,398 US Foods Holding Corp.(a) ....... 25,185,782
254,938 Walmart, Inc. ................. 42,128,504
179,696,335
Energy — 3.3%
427,463 ChampionX Corp. ............. 11,716,761
392,480 ConocoPhillips ................ 43,906,737
1,088,570 Schlumberger NV .............. 53,013,359
108,636,857
Financial Services — 9.6%
195,962 Blackstone, Inc. ................ 24,387,471
492,481 Brookfield Corp. ............... 19,541,646
424,952 Intercontinental Exchange, Inc. .... 54,109,138
283,003 Nasdaq, Inc. .................. 16,349,083
92,811 S&P Global, Inc. ............... 41,611,812
236,978 Tradeweb Markets, Inc. - Class A ... 22,605,331
416,352 Visa, Inc. - Class A ............. 113,772,348
88,985 WEX, Inc.(a) ................. 18,187,644
310,564,473
Health Care — 11.2%
903,764 Avantor, Inc.(a) ................ 20,777,534
272,558 Cencora, Inc. ................. 63,418,796
Shares Value
Health Care (continued)
61,838 Cooper Cos., Inc. (The) .......... $ 23,067,429
169,177 Danaher Corp. ................ 40,587,254
188,205 IQVIA Holdings, Inc.(a) ......... 39,189,927
49,567 Medpace Holdings, Inc.(a) ........ 14,452,746
116,620 STERIS Plc ................... 25,533,949
42,542 Teleflex, Inc. .................. 10,330,474
77,537 Thermo Fisher Scientific, Inc. ...... 41,790,892
163,360 UnitedHealth Group, Inc. ........ 83,597,847
362,746,848
Industrials — 13.4%
133,762 A.O. Smith Corp. .............. 10,381,269
564,950 Ashtead Group Plc ............. 36,943,171
145,630 Booz Allen Hamilton Holding Corp. 20,500,335
464,821 Canadian Pacific Kansas City Ltd. .. 37,404,875
80,016 Carlisle Cos., Inc. .............. 25,145,828
125,335 Clean Harbors, Inc.(a) ........... 21,051,266
968,043 Copart, Inc.(a) ................ 46,504,786
123,358 Eaton Corp. Plc ................ 30,355,937
116,476 Equifax, Inc. .................. 28,459,746
713,658 Howmet Aerospace, Inc. ......... 40,150,399
67,739 Lincoln Electric Holdings, Inc. ..... 15,052,960
72,370 Northrop Grumman Corp. ....... 32,332,021
36,350 Saia, Inc.(a) ................... 16,378,583
700,188 TransUnion ................... 48,446,008
536,448 WillScot Mobile Mini Holdings Corp.
(a) ...................... 25,373,990
434,481,174
Information Technology — 25.2%
747,651 Apple, Inc. ................... 137,866,844
30,209 ASM International NV .......... 16,742,852
55,547 ASML Holding NV ............. 48,191,919
100,315 CDW Corp. .................. 22,743,417
8,321 Constellation Software, Inc. ....... 22,998,007
214,900 Fortinet, Inc.(a) ................ 13,858,901
90,928 Gartner, Inc.(a) ................ 41,594,104
141,381 Keysight Technologies, Inc.(a) ..... 21,668,052
70,685 Manhattan Associates, Inc.(a) ...... 17,145,354
563,907 Marvell Technology, Inc. ......... 38,176,504
515,741 Microsoft Corp. ............... 205,048,307
136,728 Motorola Solutions, Inc. ......... 43,684,596
120,850 Nice Ltd. - ADR(a) ............. 25,148,885
138,862 NVIDIA Corp. ................ 85,437,623
463,945 Oracle Corp. .................. 51,822,656
35,712 ServiceNow, Inc.(a) ............. 27,333,965
819,461,986
Insurance — 0.3%
189,200 Ryan Specialty Holdings, Inc.(a) .... 8,196,144
Materials — 2.3%
298,450 CRH Plc ..................... 21,416,772
121,007 Sherwin-Williams Co. (The) ....... 36,832,111

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
2
January 31, 2024
(Unaudited)
The following abbreviations are used in the report:
Shares Value
Materials (continued)
69,506 Vulcan Materials Co. ............ $ 15,709,051
73,957,934
Real Estate — 1.5%
381,053 Prologis, Inc. REIT ............. 48,275,605
Utilities — 1.7%
433,272 Ameren Corp. ................. 30,142,733
448,965 NextEra Energy, Inc. ............ 26,322,818
56,465,551
Total Common Stocks
(Cost $1,944,682,737)
3,131,938,850
EXCHANGE-TRADED FUNDS — 1.0%
136,634 Health Care Select Sector SPDR Fund 19,180,681
682,525 iShares China Large-Cap ETF ..... 14,851,744
Total Exchange-Traded Funds
(Cost $35,100,619)
34,032,425
INVESTMENT COMPANY — 2.5%
80,917,635 Federated Hermes Government
Obligations Fund, 5.26%(b) .. 80,917,635
Total Investment Company
(Cost $80,917,635)
80,917,635
TOTAL INVESTMENTS — 100.0%
(Cost $2,060,700,991)
$ 3,246,888,910
LIABILITIES IN EXCESS OF
OTHER ASSETS — 0.0%
(1,305,275)
NET ASSETS — 100.0%
$ 3,245,583,635
(a) Non-income producing security.
(b) The rate shown represents the current yield as of January 31, 2024.
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Banks ...................................... 3.6%
Communication Services ........................ 7.3
Consumer Discretionary ........................ 11.6
Consumer Staples ............................. 5.5
Energy ..................................... 3.3
Exchange-Traded Funds ......................... 1.0
Financial Services ............................. 9.6
Health Care ................................. 11.2
Industrials ................................... 13.4
Information Technology ........................ 25.2
Insurance ................................... 0.3
Materials .................................... 2.3
Real Estate .................................. 1.5
Utilities ..................................... 1.7
Other
*
...................................... 2.5
100.0%
* Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.